Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment
4.	Mineral Property, Plant and Equipment

Details of the Mineral Property, Plant and Equipment are as follows:

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2018	433,347	201	433,548
Additions	33,956	746	34,702
Disposals	(867)	-	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	-	(9,912)
Asset Impairment	(47,168)	-	(47,168)
Amortization and Depreciation	-	(171)	(171)
Balance at December 31, 2019	$409,356	$776	$410,132
Gross carrying value	456,524	1,931	458,455
Accumulated depreciation and impairment	(47,168)	(1,155)	(48,323)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at January 1, 2018	$395,115	$301	$395,416
Additions	41,710	87	41,797
Changes to environmental rehabilitation provision (Note 6)	(3,478)	-	(3,478)
Amortization and Depreciation	-	(187)	(187)
Balance at December 31, 2018	433,347	201	433,548
Gross carrying value	433,347	1,365	434,712
Accumulated depreciation and impairment	-	(1,164)	(1,164)

Mineral Property	December 31, 2019	December 31, 2018
Mineral property acquisition and interest costs	$79,625	$112,002
Mine plan and development	51,388	48,383
Environmental	142,814	133,638
Consulting and wages	58,610	55,076
Reclamation and remediation (Note 6)	46,899	56,811
Site activities	29,942	26,488
Mine equipment	78	949
Total	$409,356	$433,347

In November 2005, the Company acquired from Cliffs Erie LLC, a subsidiary of Cleveland Cliffs Inc. (together “Cliffs”) large parts of the Erie Plant, a processing facility located approximately six miles from the ore body.

In December 2006, the Company acquired from Cliffs additional property and associated rights sufficient to provide it with a railroad connection linking the mine development site and the Erie Plant. The transaction also included a railcar fleet, locomotive fueling and maintenance facilities, water rights and pipelines, administrative offices on site and an additional 6,000 acres of land to the east and west of the existing tailings storage facilities.

The consideration paid for the Erie Plant and associated infrastructure was $18.9 million in cash and 9,200,547 shares at a fair market value of $13.953 million. As part of the consideration, the Company indemnified Cliffs for reclamation and remediation obligations of the acquired property (see Note 6).

During 2019, the Company capitalized development costs of $19.205 million (2018 - $21.150 million) necessary to bring the Project to commercial production.  In addition, borrowing costs directly attributable to the Project were capitalized in the amount of $14.751 million (2018 - $20.560 million). As Project assets are not in use or capable of operating in a manner intended by management, no depreciation or amortization of these assets has been recorded to December 31, 2019.

The Company regularly assesses whether there are indicators of asset impairment.  During the fourth quarter of 2019, indicators were identified including updates to the Project and developments related to ongoing legal challenges which potentially affect the timing of the Project and resulted in an asset impairment in the amount of $47.168 million.  The recoverable amounts of property, plant and equipment and intangible assets were measured based on FVLCD, determined by assessing future expected cash flows based on future business plans, both underpinned and supported by life of mine plans. The valuation assessment uses the most recent reserve and resource estimates, relevant cost assumptions and market forecasts of commodity prices discounted using an operation specific weighted average cost of capital rate of 8.2%. The valuation is sensitive to price of copper (assumptions between $2.81 and $2.97 per pound were used), nickel (assumptions between $6.95 and $7.53 per pound were used) and palladium (assumptions between $1,139 and $1,489 per ounce were used) and a change in the pricing outlook may result in additional review of the Project. The determination of FVLCD used Level 3 valuation techniques.